Segment Information - Disclosure Of Operating Segments (Details) - USD ($) $ in Thousands			12 Months Ended
	Apr. 16, 2021	Apr. 07, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenue			$ 1,082,286	$ 845,388
Operating expense			(654,804)	(423,291)
Depreciation and depletion			(196,892)	(131,914)
Exploration expense			(16,253)	(11,840)
Other expenses			(67,864)	(105,387)
Income from operations			$ 146,473	172,956
Greenstone
Disclosure of operating segments [line items]
Ownership interest in subsidiary	60.00%	50.00%	60.00%
Mesquite
Disclosure of operating segments [line items]
Revenue			$ 249,025	245,931
Operating expense			(142,487)	(126,334)
Depreciation and depletion			(29,231)	(19,655)
Exploration expense			0	0
Other expenses			0	0
Income from operations			77,307	99,942
Castle Mountain
Disclosure of operating segments [line items]
Revenue			46,040	9,116
Operating expense			(18,608)	(3,478)
Depreciation and depletion			(3,670)	(734)
Exploration expense			(1,175)	(6,515)
Other expenses			0	0
Income from operations			22,587	(1,611)
Los Filos
Disclosure of operating segments [line items]
Revenue			257,217	105,872
Operating expense			(227,350)	(80,587)
Depreciation and depletion			(37,527)	(13,264)
Exploration expense			(339)	(216)
Other expenses			(14,185)	(59,876)
Income from operations			(22,184)	(48,071)
Mercedes
Disclosure of operating segments [line items]
Revenue			56,928
Operating expense			(30,288)
Depreciation and depletion			(24,753)
Exploration expense			(648)
Other expenses			0
Income from operations			1,239
Aurizona
Disclosure of operating segments [line items]
Revenue			242,621	229,644
Operating expense			(103,999)	(92,398)
Depreciation and depletion			(37,433)	(41,991)
Exploration expense			(4,980)	(5,109)
Other expenses			0	0
Income from operations			96,209	90,146
Fazenda
Disclosure of operating segments [line items]
Revenue			107,917	92,404
Operating expense			(52,319)	(40,882)
Depreciation and depletion			(33,021)	(22,012)
Exploration expense			(3,655)	0
Other expenses			0	0
Income from operations			18,922	29,510
RDM
Disclosure of operating segments [line items]
Revenue			105,774	106,635
Operating expense			(69,018)	(48,582)
Depreciation and depletion			(23,901)	(20,601)
Exploration expense			(849)	0
Other expenses			0	(937)
Income from operations			12,006	36,515
Santa Luz
Disclosure of operating segments [line items]
Revenue			0	0
Operating expense			0	0
Depreciation and depletion			0	0
Exploration expense			(3,692)	0
Other expenses			0	(2,213)
Income from operations			(3,692)	(2,213)
Greenstone
Disclosure of operating segments [line items]
Revenue			0
Operating expense			0
Depreciation and depletion			0
Exploration expense			(204)
Other expenses			(79)
Income from operations			(283)
Corporate and other
Disclosure of operating segments [line items]
Revenue			16,764	55,786
Operating expense			(10,735)	(31,030)
Depreciation and depletion			(7,356)	(13,657)
Exploration expense			(711)	0
Other expenses			(53,600)	(42,361)
Income from operations			$ (55,638)	$ (31,262)